financing costs	6 Months Ended
Jun. 30, 2020
financing costs
financing costs

9     financing costs

		Three months		Six months
Periods ended June 30 (millions)	Note	2020	2019	2020	2019
Interest expense
Interest on long-term debt, excluding lease liabilities – gross		$169	$161	$339	$311
Interest on long-term debt, excluding lease liabilities - capitalized [1]	18(a)	(9)	(4)	(17)	(4)
Interest on long-term debt, excluding lease liabilities		160	157	322	307
Interest on lease liabilities	19	17	16	35	32
Interest on short-term borrowings and other		2	3	4	8
Interest accretion on provisions	25	4	5	9	11
Long-term debt prepayment premium	26(a)	18	—	18	—
		201	181	388	358
Employee defined benefit plans net interest	15	4	—	8	—
Foreign exchange		(1)	11	1	4
		204	192	397	362
Interest income		(2)	(3)	(3)	(5)
		$202	$189	$394	$357
Net interest cost	3			$403	$361
Interest on long-term debt, excluding lease liabilities - capitalized [1]				(17)	(4)
Employee defined benefit plans net interest				8	—
				$394	$357
(1)	Interest on long-term debt, excluding lease liabilities, interest at a composite rate of 4.33% was capitalized to intangible assets with indefinite lives in the period.